SUBSIDIARY COMPANIES	12 Months Ended
Mar. 31, 2011
SUBSIDIARY COMPANIES

Note 3          SUBSIDIARY COMPANIES

In the consolidated financial statements of GROUP Business Software AG, the subsidiaries listed below were included in the basis of consolidation; in the previous year, there were eight of these subsidiaries (KUSD = 1,000’s of US Dollars).

Affiliated Company	Headquarters	Sockholders' Equity	Percentage of		Profit	Date
		as of	Subscribed Capital		of the	of the
		03.31.11			Fiscal Year	First Consolidation
		KUSD	KUSD	in %	KUSD
ebVOKUS Software GmbH	Dresden	391	54	100,0%	201	11.01.2005
GROUP Business Software (UK) Ltd.	Manchester	-1.030	29	100,0%	-312	12.31.2005
GROUP Business Software Corp.	Milford	-1.651	1	100,0%	-1.130	12.31.2005
GROUP LIVE N.V.	Den Haag	-2.013	134	100,0%	8	12.31.2005
GROUP Technologies GmbH	Karlsruhe	72	33	100,0%	0	10.01.2005
Permessa Corporation	Waltham	-372	0	100,0%	50	09.22.2010
Relavis Corporation	New York	-486	1	99,5%	387	08.01.2007
GBS Enterprises Incorportated	Canton	12.489	22	reverse 50,1%	-524	01.06.2011

GROUP Business Software (UK) Ltd. is an indirect 100% shareholding.

A domination and profit transfer agreement is in place between GROUP Business Software AG as the dominating company and Group Technologies GmbH.

Effective March 1, 2010, the Company disposed of its interest in GROUP Business Software Holding OY and the latter's subsidiary Gedys IntraWare GmbH.

On September 22, 2010, GROUP Business Software AG acquired the initial 51% of the Permessa Corporation and the remaining shares on November 23, 2010.